Notes Payable/Convertible Debt (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Debt Disclosure [Abstract]
Schedule of Minimum lease payments
Years Ending	January 31, 2022	$12,557
	January 31, 2023	26,295
	January 31, 2024	27,948
	January 31, 2025	26,361
	January 31, 2026	16,202
Total		$109,362

Years Ending	January 31, 2022	$24,738
	January 31, 2023	26,295
	January 31, 2024	27,948
	January 31, 2025	26,361
	January 31, 2026	16,202
Total		$121,543